Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains (losses) included in changes in net assets	$ 556.9	$ 1,145.5
Mortgage Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1,794.4)	(2,373.8)
Total realized and unrealized gains (losses) included in changes in net liabilities	15.1	5.6
Purchases	(587.5)	0.0
Settlements	34.7	573.8
Ending balance	(2,332.1)	(1,794.4)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	14,606.2	13,139.0
Total realized and unrealized gains (losses) included in changes in net assets	311.3	702.6
Purchases	786.4	1,407.5
Sales	(251.1)	(642.9)
Ending balance	15,452.8	14,606.2
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4,068.4	3,022.1
Total realized and unrealized gains (losses) included in changes in net assets	242.8	416.0
Purchases	1,313.6	835.1
Settlements	(2.4)	(204.8)
Ending balance	5,622.4	4,068.4
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	100.6	0.0
Total realized and unrealized gains (losses) included in changes in net assets	0.3	0.6
Purchases	194.8	100.0
Ending balance	295.7	100.6
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	18,775.2	16,161.1
Total realized and unrealized gains (losses) included in changes in net assets	554.4	1,119.2
Purchases	2,294.8	2,342.6
Sales	(251.1)	(642.9)
Settlements	(2.4)	(204.8)
Ending balance	$ 21,370.9	$ 18,775.2